Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash	¥ 95,444	$ 13,838	¥ 28,593
Restricted cash	5,579	809	2,315
Short-term investments	64,355	9,331	178,830
Accounts receivable	495,046	71,775	510,683
Prepayments and other current assets	54,921	7,963	42,228
Amounts due from related parties	3,876	562	4,787
Total current assets	719,221	104,278	767,436
Non-current assets:
Property and equipment, net	11,450	1,660	14,914
Intangible assets, net	101,603	14,731	124,259
Operating lease right-of-use assets, net	5,562	806	7,964	¥ 23,711
Goodwill	65,481	9,494	66,753		¥ 118,724
Deferred tax assets	12,000	1,740	6,729
Other non-current assets	140,300	20,342	157,320
Total non-current assets	336,396	48,773	377,939
Total assets	1,055,617	153,051	1,145,375
Current liabilities:
Accounts payable	293,281	42,522	334,083
Accrued expenses and other current liabilities	125,949	18,261	120,971
Short-term debt	65,434	9,487	148,441
Short-term lease liabilities	3,276	475	5,317
Amounts due to related parties			245
Total current liabilities	487,940	70,745	609,057
Non-current liabilities:
Deferred tax liabilities	814	118	753
Long-term debt	1,737	252	4,420
Long-term lease liabilities	1,103	160	1,424
Other non-current liabilities	66,880	9,697	50,703
Total non-current liabilities	70,100	10,164	52,883
Total liabilities	558,040	80,909	661,940
VIE
Current assets:
Cash	87,579	12,698	19,463
Restricted cash	5,579	809	2,315
Short-term investments	2,500	362	68,568
Accounts receivable	495,046	71,775	510,683
Prepayments and other current assets	53,515	7,759	40,595
Inter-group balance due from Parent and WFOE	18	3	7,823
Amounts due from related parties	3,876	562	3,081
Total current assets	648,113	93,968	652,528
Non-current assets:
Property and equipment, net	11,251	1,631	14,633
Intangible assets, net	101,603	14,731	124,259
Operating lease right-of-use assets, net	5,562	806	7,964
Goodwill	65,481	9,494	66,753
Deferred tax assets	12,000	1,740	6,729
Other non-current assets	140,272	20,338	157,296
Total non-current assets	336,169	48,740	377,634
Total assets	984,282	142,708	1,030,162
Current liabilities:
Accounts payable	293,281	42,522	334,083
Accrued expenses and other current liabilities	68,821	9,978	119,307
Short-term debt	65,434	9,487	148,441
Short-term lease liabilities	3,276	475	5,317
Inter-group balance due to Parent and WFOE	58,489	8,480	87,688
Amounts due to related parties			245
Total current liabilities	489,301	70,942	695,081
Non-current liabilities:
Deferred tax liabilities	814	118	753
Long-term debt	1,303	189	3
Long-term lease liabilities	1,103	160	1,424
Other non-current liabilities	66,880	9,697	50,703
Total non-current liabilities	70,100	10,164	52,883
Total liabilities	¥ 559,401	$ 81,106	¥ 747,964